Severance and Other Exit Costs	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Severance and Other Exit Costs	Severance and Other Exit Costs
The Company evaluates its data center, sales and marketing, support and engineering operations and the general and administrative function on an ongoing basis in an effort to optimize its cost structure. As a result, the Company may incur charges for employee severance, exiting facilities and restructuring data center commitments and other related costs.
2019 Restructuring Plan
In January 2019, the Company announced plans to eliminate approximately 40 positions located primarily in the southwest United States, and further consolidate a Massachusetts facility, in order to streamline operations and create operational efficiencies (the "2019 Restructuring Plan"). During the year ended December 31, 2019, the Company incurred severance costs of $0.8 million and paid $0.8 million. The Company had a remaining accrued severance liability of $0.0 million at December 31, 2019 in connection with the 2019 Restructuring Plan. The Company completed severance charges related to the 2019 Restructuring Plan during the year ended December 31, 2019.
In connection with the 2019 Restructuring Plan, the Company reduced the amount of space leased for an office in Massachusetts. During the year ended December 31, 2019, the Company incurred facility exit costs of $1.4 million and made payments of $0.2 million. The Company had a remaining facility exit cost accrual of $1.2 million as of December 31, 2019 in connection with the 2019 Restructuring Plan.
2018 Restructuring Plan
In January 2018, the Company announced plans to eliminate approximately 71 positions, later increased to approximately 95 positions, primarily in the Asia Pacific region and to a lesser extent in the U.S., in order to streamline operations and create operational efficiencies (the "2018 Restructuring Plan"). During the year ended December 31, 2019, the Company incurred no additional severance costs and paid $0.2 million. The Company had no remaining accrued severance liability at December 31, 2019 in connection with the 2018 Restructuring Plan.
In connection with the 2018 Restructuring Plan, the Company closed offices in Ohio. During the year ended December 31, 2019, the Company recorded a reduction to facility charges of $0.2 million related to the adoption of ASC 842. The Company made payments of $0.1 million during the year ended December 31, 2019, and had a remaining accrued facility liability of $0.1 million as of December 31, 2019.
2017 Restructuring Plan
In January 2017, the Company announced plans to close certain offices as part of a plan to consolidate certain web presence customer support operations, resulting in severance costs. These severance charges were associated with the elimination of approximately 660 positions, primarily in customer support. Additionally, the Company implemented additional restructuring plans to create operational efficiencies and synergies related to the Constant Contact acquisition, which resulted in additional severance charges for the elimination of approximately 50 positions. For the year ended December 31, 2019, in connection with these plans (together, the “2017 Restructuring Plan”), the Company incurred no additional severance costs and paid $0.2 million. The Company had no remaining accrued severance liability as of December 31, 2019.
In connection with the 2017 Restructuring Plan, the Company closed offices in Orem, Utah and relocated certain employees to its Tempe, Arizona office. The Company completed facility charges related to the 2017 Restructuring Plan during the year ended December 31, 2018. There is no remaining facility liability as of December 31, 2019.
2016 Restructuring Plan
In connection with the Company’s acquisition of Constant Contact on February 9, 2016, the Company implemented a plan to create operational efficiencies and synergies resulting in severance costs and facility exit costs (the “2016 Restructuring Plan”).
The severance charges were associated with eliminating approximately 265 positions across the business. The Company incurred all employee-related charges associated with the 2016 Restructuring Plan during the year ended December 31, 2016 and all severance payments were complete at December 31, 2017. There is no severance accrual remaining as of December 31, 2019.
The 2016 Restructuring Plan included a plan to close offices in San Francisco, California, Delray Beach, Florida, New York, New York, United Kingdom, Porto Alegre, Brazil and Miami, Florida, and a plan to relocate certain employees to its Austin Office. The Company also closed a portion of the Constant Contact offices in Waltham, Massachusetts. During the year ended December 31, 2019, the Company recorded a reduction to facility charges of $0.2 million and a reduction of $1.3 million related to the adoption of ASC 842. The Company paid $1.5 million of facility costs related to the 2016 Restructuring Plan during the year ended December 31, 2019 and had a remaining accrued facility liability of $1.0 million as of December 31, 2019.
The Company expects to complete facility exit cost payments related to the 2016 Restructuring Plan during the year ended December 31, 2022.
The following table provides a summary of the aggregate activity for the year ended December 31, 2019 related to the Company’s combined severance accrual for the 2019, 2018, 2017 and 2016 Restructuring Plans (together, the "Restructuring Plans"):

Employee Severance
(in thousands)
Balance at December 31, 2018	$393
Severance charges	785
Cash paid	(1,134)
Balance at December 31, 2019	$44
The following table provides a summary of the aggregate activity for the year ended December 31, 2019 related to the Company’s combined Restructuring Plans facilities exit accrual:

Facilities
(in thousands)
Balance at December 31, 2018	$4,100
Facility charges	1,207
Adjustment for adoption of ASC 842	(1,417)
Sublease income	315
Cash paid	(1,836)
Balance at December 31, 2019	$2,369

The following table presents restructuring charges recorded in the consolidated statements of operations and comprehensive income (loss) for the periods presented:

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands)
Cost of revenue	$4,100	$1,385	$1,424
Sales and marketing	3,586	110	239
Engineering and development	1,469	348	445
General and administrative	6,655	1,525	(116)
Total restructuring charges	$15,810	$3,368	$1,992